Acquisitions and Strategic Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions and Strategic Investments
Acquisitions and Strategic Investments

2014 Brown Printing Company Acquisition

The Company completed the acquisition of Brown Printing Company ("Brown Printing") on May 30, 2014, for $100.0 million. Brown Printing provides magazine and catalog printing, distribution services and integrated media solutions to magazine publishers and catalog marketers in the United States. The purchase of Brown Printing was accounted for using the acquisition method of accounting under GAAP. The Company recorded the preliminary allocation of the purchase price to the acquired tangible and identifiable intangible assets and liabilities assumed based on their estimated fair values as of the acquisition date. The Company used cash on hand and borrowings under its revolving credit facility to finance the acquisition.

Brown Printing's operations are included in the United States Print and Related Services segment. Disclosure of the financial results of Brown Printing since the acquisition date is not practicable as it is not being operated as a standalone business, and has been combined with the Company's existing operations.

The Company recorded a preliminary allocation of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed, including certain contingent liabilities, based on their fair values as of the May 30, 2014 acquisition date. The preliminary purchase price allocation is as follows:

Preliminary Purchase Price Allocation
Cash and cash equivalents	$3.6
Accounts receivable	46.3
Other current assets	19.1
Property, plant and equipment	70.8
Identifiable intangible assets	4.7
Other long-term assets	7.5
Accounts payable and accrued liabilities	(35.2)
Other long-term liabilities	(16.8)
Preliminary purchase price	$100.0

The preliminary allocation of the purchase price and unaudited pro forma condensed combined financial information is based on valuations performed to determine the fair value of the net assets as of the acquisition date. The final purchase price, as well as the purchase price allocation, is subject to the final determination of acquired working capital and completion of the final valuation of the net assets acquired. The valuation of the net assets acquired of $100.0 million was classified as Level 3 in the valuation hierarchy (see Note 12, "Financial Instruments and Fair Value Measurements," for the definition of Level 3 inputs). Identifiable customer relationship intangible assets are amortized over their estimated useful lives of six years.

2014 Anselmo L. Morvillo S.A. Investment

The Company increased its ownership in Anselmo L. Morvillo S.A. ("Morvillo") in Argentina from 85% to 97% for $6.5 million during March 2014. The Company historically consolidated the results of Morvillo into the Company's condensed consolidated financial statements and presented the 15% portion of Morvillo's results not owned by the Company as noncontrolling interest. The noncontrolling interest in Morvillo has been reduced to an insignificant amount as of March 31, 2014, and no noncontrolling interest is reflected from April 1, 2014 forward.

2014 UniGraphic, Inc. Acquisition

The Company completed the acquisition of UniGraphic, Inc. ("UniGraphic"), a commercial and specialty printing company based in the Boston metro area, on February 5, 2014. UniGraphic offers commercial and specialty printing, in-store marketing, digital and fulfillment solutions for a wide variety of industries including arts and entertainment, education, financial, food, healthcare, mass media, pharmaceutical and retail. The net purchase price of $12.4 million for UniGraphic includes $8.9 million of net cash paid on February 5, 2014, and an estimated $3.5 million of future cash payments related to the acquisition. Identifiable customer relationship intangible assets of $8.3 million have been recorded through the preliminary purchase price allocation, and will be amortized over six years. The preliminary purchase price allocation is based on valuations performed to determine the fair value of the net assets as of the acquisition date. The final purchase price, as well as the purchase price allocation, is subject to the final determination of acquired working capital and completion of the final valuation of the net assets acquired. UniGraphic's operations are included in the United States Print and Related Services segment.

2013 Proteus Packaging and Transpak Corporation Acquisitions

The Company completed the acquisition of Wisconsin-based Proteus Packaging (“Proteus”) as well as its sister company Transpak Corporation (“Transpak”), on December 18, 2013, for $49.1 million. Payments of $43.1 million were made on December 18, 2013, upon the completion of the acquisition, and the remaining $6.0 million represented the Company's estimate for a deferred payment to be made in 2014. Payment of $5.0 million of the deferred payment was made as of September 30, 2014. The remaining $1.0 million deferred payment will be paid upon the finalization of the valuation of the net assets and is recorded in accrued liabilities on the condensed consolidated balance sheets.

Proteus is a designer and manufacturer of high-end paperboard packaging, offering packaging solutions for a wide variety of industries, including automotive, biotechnology, food, personal care, pharmaceuticals, software and electronics. Transpak is a full-service industrial packaging company, offering crating, packaging, warehousing, distribution and logistics services to destinations worldwide.

This acquisition was accounted for using the acquisition method of accounting under GAAP. The Company recorded the preliminary allocation of the purchase price to the acquired tangible and identifiable intangible assets and liabilities assumed based on their fair values as of the acquisition date. Goodwill resulting from this acquisition, which is deductible for tax purposes, has been recorded within the United States Print and Related Services segment based on the amount by which the purchase price exceeds the fair value of the net assets acquired. The preliminary purchase price allocation is as follows:

Preliminary Purchase Price Allocation
Accounts receivable	$4.4
Other current assets	5.9
Property, plant and equipment	13.3
Identifiable intangible assets	24.0
Accounts payable and accrued liabilities	(3.7)
Other long-term liabilities	(2.8)
Goodwill	8.0
Preliminary purchase price	$49.1

The preliminary purchase price allocation is based on valuations performed to determine the fair value of the net assets as of the acquisition date. The final purchase price, as well as the purchase price allocation, is subject to the final determination of acquired working capital and completion of the final valuation of the net assets acquired. The valuation of the net assets acquired of $49.1 million was classified as Level 3 in the valuation hierarchy (see Note 12, "Financial Instruments and Fair Value Measurements," for the definition of Level 3 inputs). Identifiable customer relationship intangible assets are amortized over their estimated useful lives of six years. Proteus' and Transpak's operations are included in the United States Print and Related Services segment.

2013 Novia CareClinics, LLC Acquisition

The Company completed the acquisition of Novia CareClinics, LLC ("Novia"), an Indianapolis, Indiana healthcare solutions company, on November 7, 2013 for $13.3 million. Novia develops and manages onsite and shared primary care clinics for small to medium sized companies and the public sector, such as school districts and city and county governments. Identifiable customer relationship intangibles of $13.5 million have been recorded through the final purchase price allocation. Identifiable customer relationship intangible assets are amortized over their estimated useful lives of six years. The final purchase price allocation is based on valuations performed to determine the fair value of the net assets as of the acquisition date. The valuation of the net assets acquired of $13.3 million was classified as Level 3 in the valuation hierarchy (see Note 12, "Financial Instruments and Fair Value Measurements," for the definition of Level 3 inputs). Novia's operations are included in the United States Print and Related Services segment.

2013 Vertis Holdings, Inc. Acquisition

The Company completed the acquisition of substantially all of the assets of Vertis Holdings, Inc. ("Vertis") on January 16, 2013 for $265.4 million. Vertis was a leading provider of retail inserts, direct marketing and in-store marketing solutions. The acquisition of Vertis enhanced the Company's position as a leader in the production of retail inserts, direct marketing and in-store marketing solutions that the Company can provide to its clients and enhanced its integrated offerings. The purchase of Vertis was accounted for using the acquisition method of accounting under GAAP. The Company did not acquire certain assets and assume certain liabilities of Vertis and its subsidiaries in this asset acquisition, including, among other liabilities, their underfunded pension and postretirement obligations. The Company used cash on hand and borrowings under its revolving credit facility to finance the acquisition.

Vertis operations are included in the United States Print and Related Services segment. Disclosure of the financial results of Vertis since the acquisition date is not practicable as it is not being operated as a standalone business, and has been combined with the Company's existing operations.

The Company recorded the allocation of the purchase price to tangible and identifiable assets acquired and liabilities assumed, including certain contingent liabilities, based on their fair values as of the January 16, 2013 acquisition date. The final purchase price allocation is as follows:

Purchase Price Allocation
Cash and cash equivalents	$4.1
Accounts receivable	133.4
Other current assets	40.5
Property, plant and equipment	127.8
Identifiable intangible assets	25.6
Current liabilities	(54.0)
Other long-term liabilities	(12.0)
Purchase price	$265.4

The allocation of the purchase price and unaudited pro forma condensed combined financial information is based on valuations performed to determine the fair value of the net assets as of the acquisition date. The valuation of the net assets acquired of $265.4 million was classified as Level 3 in the valuation hierarchy (see Note 12, "Financial Instruments and Fair Value Measurements," for the definition of Level 3 inputs). Identifiable customer relationship intangible assets are amortized over their estimated useful lives of six years.

Unaudited Pro Forma Condensed Combined Financial Information

The following unaudited pro forma condensed combined financial information presents the Company's results as if the Company had acquired Brown Printing on January 1, 2013 and Vertis on January 1, 2012. The unaudited pro forma information has been prepared with the following considerations:

(1)	The unaudited pro forma condensed combined financial information has been prepared using the acquisition method of accounting under existing GAAP. The Company is the acquirer for accounting purposes.

(2)
The unaudited pro forma condensed combined financial information does not reflect any operating cost synergy savings that the combined companies may achieve as a result of the acquisition, the costs necessary to achieve these operating synergy savings or additional charges necessary as a result of the integration.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
	(actual)	(pro forma)	(pro forma)	(pro forma)
Pro forma net sales	$1,236.4	$1,309.2	$3,583.4	$3,779.4
Pro forma net earnings (loss) attributable to common shareholders	24.4	15.3	(8.0)	(25.2)
Pro forma diluted net earnings (loss) per share attributable to common shareholders	0.50	0.31	(0.18)	(0.56)

Acquisitions and Strategic Investments

2013 Acquisitions and Strategic Investments

On December 18, 2013, the Company completed the acquisition of Wisconsin-based Proteus Packaging (“Proteus”) as well as its sister company Transpak Corporation (“Transpak”), for $49.1 million. Payments of $43.1 million were made at the close date and the remaining $6.0 million of purchase price represents the Company's current estimate for a deferred payment to be made in 2014 based upon the finalization of the valuation of the net assets. The $6.0 million deferred payment is recorded in accrued liabilities on the consolidated balance sheet.

Proteus is a designer and manufacturer of high-end paperboard packaging, offering packaging solutions for a wide variety of industries, including automotive, biotechnology, food, personal care, pharmaceuticals, software and electronics. Transpak is a full-service industrial packaging company, offering crating, packaging, warehousing, distribution and logistics services to destinations worldwide.

This acquisition was accounted for using the acquisition method of accounting. The Company recorded the preliminary allocation of the purchase price to the acquired tangible and identifiable intangible assets and liabilities assumed based on their fair values as of the acquisition date. Goodwill resulting from this acquisition, which is deductible for tax purposes, has been recorded within the United States Print and Related Services segment based on the amount by which the purchase price exceeds the fair value of the net assets acquired. The preliminary purchase price allocation is as follows:

Preliminary Purchase Price Allocation
Accounts receivable	$4.4
Other current assets	5.9
Property, plant and equipment	13.3
Identifiable intangible assets	24.0
Accounts payable and accrued liabilities	(3.7)
Other long-term liabilities	(2.8)
Goodwill	8.0
Preliminary purchase price	$49.1

The preliminary purchase price allocation is based on valuations performed to determine the fair value of the net assets as of the acquisition date. The valuation of the net assets acquired of $49.1 million was classified as Level 3 in the valuation hierarchy (see Note 18, "Financial Instruments and Fair Value Measurements," for the definition of Level 3 inputs). Identifiable customer relationship intangible assets are amortized on a straight-line basis over six years. The results of operations of the acquired businesses have been included since the acquisition date in the accompanying consolidated financial statements. Pro forma information related to this acquisition is not included because the impact on the Company's consolidated results of operations is considered to be immaterial. Proteus' and Transpak's operations are included in the United States Print and Related Services segment.

On November 7, 2013, the Company completed the $13.5 million acquisition of Novia CareClinics, LLC ("Novia"), an Indianapolis, Indiana healthcare solutions company. Novia develops and manages onsite and shared primary care clinics for small to medium sized companies and the public sector, such as school districts and city and county governments. Of the $13.5 million purchase price, $13.0 million has been recorded for identifiable customer relationship intangible assets through the preliminary purchase price allocation. Identifiable customer relationship intangible assets are amortized on a straight-line basis over six years. Pro forma information related to this acquisition is not included because the impact on the Company's consolidated results of operations is considered to be immaterial. Novia's operations are included in the United States Print and Related Services segment.

On January 16, 2013, the Company completed the acquisition of substantially all of the assets of Vertis Holdings Inc. (“Vertis”) for $265.4 million, pursuant to the terms of the Asset Purchase Agreement (“Asset Agreement”). Vertis was a leading provider of retail advertising inserts, direct marketing and in-store marketing solutions. The acquisition of Vertis enhanced the Company's position as a leader in the production of retail advertising inserts, direct marketing and in-store marketing solutions that the Company can provide to its clients and enhanced its integrated offerings. The purchase of Vertis was accounted for using the acquisition method of accounting under GAAP. As an asset acquisition, the Company did not acquire certain assets and assume certain liabilities of Vertis and its subsidiaries in the transaction, including, among other liabilities, their underfunded pension and retirement obligations. The Company used cash on hand and borrowings under its revolving credit facility to finance the acquisition.

In October, 2012, the Company made a $25.9 million deposit to be held in escrow, in accordance with the terms of the Asset Agreement. As of December 31, 2012, the deposit was classified in prepaid expenses and other current assets in the consolidated balance sheets. This deposit was applied to the purchase price upon the January 16, 2013 consummation of the acquisition.

To facilitate the intended sale, Vertis, along with its subsidiaries, filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code and, at the same time, filed documents seeking the U.S. Bankruptcy Court's approval of the proposed Asset Agreement to the Company. Completion of the acquisition was subject to such U.S. Bankruptcy Court approval as well as customary conditions and regulatory approvals, including the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976.

The Asset Agreement with the Company comprised the initial stalking horse bid in the U.S. Bankruptcy Court-supervised auction process under Section 363 of the United States Bankruptcy Code. Vertis and its advisors evaluated any competing bids that were submitted in order to ensure it received the highest and best offer for its assets. On November 26, 2012 Vertis filed a notice with the U.S. Bankruptcy Court naming Quad/Graphics as the successful bidder. On December 6, 2012, the U.S. Bankruptcy Court approved the sale agreement with Vertis. The acquisition was completed on January 16, 2013.

The following unaudited pro forma combined financial information presents the Company's results as if the Company had acquired Vertis on January 1, 2012. The unaudited pro forma information has been prepared with the following considerations:

(1)
The unaudited pro forma condensed consolidated financial information has been prepared using the acquisition method of accounting under existing GAAP. The Company is the acquirer for accounting purposes.

(2)
The pro forma combined financial information does not reflect any operating cost synergy savings that the combined company may achieve as a result of the acquisition, the costs necessary to achieve these operating synergy savings or additional charges necessary as a result of the integration.

	Year Ended December 31,
	2013	2012
	(pro forma)	(pro forma)
Pro forma net sales	$4,834.0	$5,166.7
Pro forma net earnings from continuing operations attributable to common shareholders	28.7	59.0
Pro forma diluted earnings per share from continuing operations attributable to common shareholders	0.58	1.18

During the period under Quad/Graphics ownership, Vertis' financial results were included in the consolidated statements of operations. Vertis' operations are included in the United States Print and Related Services segment. Disclosure of the financial results of Vertis since the acquisition date is not practicable as it is not being operated as a standalone business, and has been combined with the Company's existing operations.

The Company recorded the allocation of the purchase price to tangible and identifiable assets acquired and liabilities assumed, including certain contingent liabilities, based on their fair values as of the January 16, 2013 acquisition date. The final purchase price allocation is as follows:

Purchase Price Allocation
Cash and cash equivalents	$4.1
Accounts receivable	133.4
Other current assets	40.5
Property, plant and equipment	127.8
Identifiable intangible assets	25.6
Current liabilities	(54.0)
Other long-term liabilities	(12.0)
Purchase price	$265.4

The allocation of the purchase price and unaudited pro forma condensed consolidated financial information is based on valuations performed to determine the fair value of the net assets as of the acquisition date. The valuation of the net assets acquired of $265.4 million was classified as Level 3 in the valuation hierarchy (see Note 18, "Financial Instruments and Fair Value Measurements," for the definition of Level 3 inputs). Identifiable customer relationship intangible assets are amortized on a straight-line basis over six years.

2012 Acquisitions and Strategic Investments

On March 28, 2012, the Company entered into a strategic partnership with India-based Manipal Technologies Limited ("ManipalTech") whereby Quad/Graphics paid $18.1 million for a minority equity ownership interest in ManipalTech. ManipalTech is one of India's largest providers of printing services and supports clients' marketing, branding and communication needs through print services and technology solutions. The Company's investment in ManipalTech is accounted for as a cost method investment and is recorded within other long-term assets in the consolidated balance sheets.

2011 Acquisitions and Strategic Investments

On July 12, 2011, the Company and Transcontinental Inc. ("Transcontinental") entered into a definitive agreement whereby Quad/Graphics acquired 100% of Transcontinental's Mexican operations in exchange for the Company's Canadian operations. Transcontinental's Mexican operations printed magazines, catalogs, retail inserts, books and other printed materials, and employed approximately 900 people among its three facilities in Azcapotzalco, Toluca and Xochimilco, Mexico. The Transcontinental Mexican operations are included within the International segment.

The Company completed the acquisition of Transcontinental's Mexican operations on September 8, 2011, and completed the sale of the Company's Canadian operations on March 1, 2012. See Note 4, "Discontinued Operations," for further discussion of the sale of the Canadian discontinued operations.

In connection with the acquisition of Transcontinental's Mexican operations, the definitive agreement required the Company to deposit 50.0 million Canadian dollars with Transcontinental until the Canadian operations sale was completed. The Company elected to hedge the foreign currency exchange rate exposure related to the 50.0 million Canadian dollar deposit by entering into short-term foreign currency forward exchange contracts. The Company hedged this foreign currency exposure until the March 1, 2012, sale of Canadian net assets and refund of the 50.0 million Canadian dollar deposit occurred. During the year ended December 31, 2012, $1.6 million of realized mark-to-market losses on the derivative contracts were offset by $1.6 million of transaction gains on translation of the foreign currency denominated deposit within selling, general and administrative expenses. During the year ended December 31, 2011, $0.5 million of unrealized mark-to-market loss and $2.2 million of realized mark-to-market gain on the derivative contracts were offset by the $1.7 million transaction losses on translation of the foreign currency denominated deposit within selling, general and administrative expenses. The fair value determination of the foreign currency forward exchange contracts was categorized as Level 2 in the fair value hierarchy (see Note 18, "Financial Instruments and Fair Value Measurements," for the definition of Level 2 inputs).

The Company's determination of the Mexican acquired operations' fair value was $63.6 million. Of the $63.6 million purchase price, $6.1 million was paid in cash ($1.2 million was paid in 2011 and $4.9 million was paid in 2012). The remaining purchase price of $57.5 million was satisfied by the exchange transaction of the Company's Canadian business.

This acquisition was accounted for using the acquisition method of accounting. The Company recorded the allocation of the purchase price to the acquired tangible and identifiable intangible assets and liabilities assumed based on their fair values as of the acquisition date. Goodwill resulting from this acquisition, none of which is deductible for tax purposes, has been recorded within the International segment based on the amount by which the purchase price exceeds the fair value of the net assets acquired. The final purchase price allocation is as follows:

Purchase Price Allocation
Accounts receivable	$15.3
Other current assets	11.9
Property, plant and equipment	35.7
Identifiable intangible assets	4.6
Other long-term assets	0.5
Accounts payable and accrued liabilities	(14.9)
Other long-term liabilities	(0.6)
Goodwill	11.1
Purchase price	$63.6

The purchase price allocation is based on valuations performed to determine the fair value of the net assets as of the acquisition date. The purchase price of $63.6 million was estimated by utilizing a discounted cash flow model, following an income approach that incorporates various assumptions including expected future revenue growth, profit margins, capital expenditures, working capital levels and a weighted-average cost of capital. The nonrecurring fair value measurement was classified as Level 3 in the valuation hierarchy (see Note 18, "Financial Instruments and Fair Value Measurements," for the definition of Level 3 inputs). Purchased identifiable intangible assets will be amortized on a straight-line basis over six years. The results of operations of the acquired businesses have been included since the respective dates of acquisition in the accompanying consolidated financial statements. Pro forma information related to the acquisition is not included because the impact on the Company's consolidated results of operations is considered to be immaterial.